UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:    BlackRock Energy and Resources Trust (BGR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 7.9%
Cameron International Corp. (a)(b)	203,260	$12,189,502
Halliburton Co.	315,200	15,447,952
Schlumberger Ltd. (b)	372,224	32,595,656

		60,233,110
Oil, Gas & Consumable Fuels — 88.3%
Anadarko Petroleum Corp. (b)	409,233	33,021,011
BG Group PLC	1,218,500	20,480,463
BP PLC — ADR (b)	966,700	45,328,563
Cairn Energy PLC (a)	2,316,000	8,213,224
Caracal Energy, Inc. (a)	1,261,860	9,054,625
Chevron Corp. (b)	664,828	74,214,750
Cimarex Energy Co. (b)	165,400	16,205,892
ConocoPhillips (b)	716,100	46,510,695
CONSOL Energy, Inc. (b)	218,021	8,143,084
Devon Energy Corp.	160,500	9,504,810
Enbridge, Inc.	223,800	9,396,084
Eni SpA	781,000	17,735,573
EOG Resources, Inc. (b)	146,500	24,207,660
Exxon Mobil Corp. (b)	792,100	72,999,936
Imperial Oil Ltd.	196,000	8,015,982
Kosmos Energy Ltd. (a)	881,407	9,113,748
Noble Energy, Inc. (b)	453,492	28,266,156
Oil Search Ltd.	2,232,863	15,687,429
Phillips 66 (b)	186,300	13,616,667
Range Resources Corp. (b)	260,600	22,461,114
Royal Dutch Shell PLC — ADR	1,326,800	91,681,880

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Southwestern Energy Co. (a)(b)	784,000	$31,900,960
Statoil ASA	950,000	22,515,639
Suncor Energy, Inc. (b)	441,963	14,519,799
TransCanada Corp. (b)	497,000	21,606,949

		674,402,693
Total Long-Term Investments (Cost — $698,923,757) — 96.2%		734,635,803

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	40,931,495	40,931,495
Total Short-Term Securities (Cost — $40,931,495) — 5.3%		40,931,495
Total Investments Before Options Written (Cost — $739,855,252*) — 101.5%		775,567,298

Options Written
(Premiums Received — $4,747,282) — (0.3)%		(2,556,566)
Total Investments Net of Options Written — 101.2%		773,010,732
Liabilities in Excess of Other Assets — (1.2)%		(9,376,356)

Net Assets — 100.0%		$763,634,376

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$754,974,538

Gross unrealized appreciation	$55,834,781
Gross unrealized depreciation	(35,242,021)

Net unrealized appreciation	$20,592,760

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	60,810,523	(19,879,028)	40,931,495	$7,768

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CAD Canadian Dollar	GBP British Pound NOK Norwegian Krone USD US Dollar

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,075,340	USD	941,471	JPMorgan Chase Bank N.A	2/03/14	$(386)
USD	313,028	GBP	189,591	JPMorgan Chase Bank N.A	2/03/14	1,360
USD	240,121	GBP	145,882	Citibank N.A.	2/04/14	307
USD	50,120	CAD	56,050	Citibank N.A.	2/04/14	(206)
Total						$1,075

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EOG Resources, Inc.	Call	USD	170.00	2/07/14	105	$(11,498)
Chevron Corp.	Call	USD	123.00	2/14/14	400	(2,200)
Schlumberger Ltd.	Call	USD	91.00	2/14/14	767	(28,379)
Chevron Corp.	Call	USD	121.75	2/22/14	403	(2,000)
ConocoPhillips	Call	USD	71.25	2/22/14	780	(2,505)
Anadarko Petroleum Corp.	Call	USD	85.00	2/24/14	716	(59,428)
Cameron International Corp.	Call	USD	62.50	2/24/14	532	(35,910)
ConocoPhillips	Call	USD	72.50	2/24/14	1,111	(6,111)
CONSOL Energy, Inc.	Call	USD	41.00	2/24/14	763	(7,630)
EOG Resources, Inc.	Call	USD	175.00	2/24/14	407	(60,440)
Exxon Mobil Corp.	Call	USD	97.50	2/24/14	891	(13,365)
Noble Energy, Inc.	Call	USD	75.00	2/24/14	715	(7,150)
Range Resources Corp.	Call	USD	85.00	2/24/14	913	(285,312)
Suncor Energy, Inc.	Call	CAD	38.00	2/24/14	676	(12,443)
TransCanada Corp.	Call	CAD	48.00	2/24/14	790	(66,321)
BP PLC - ADR	Call	USD	48.00	3/24/14	1,694	(91,476)
Cameron International Corp.	Call	USD	65.00	3/24/14	180	(14,400)
Chevron Corp.	Call	USD	118.25	3/24/14	763	(40,256)
Cimarex Energy Co.	Call	USD	110.00	3/24/14	578	(101,150)
Phillips 66	Call	USD	77.50	3/24/14	650	(66,625)
Southwestern Energy Co.	Call	USD	42.00	3/24/14	1,540	(193,270)
Suncor Energy, Inc.	Call	CAD	37.00	3/24/14	870	(60,539)
Total						$(1,168,408)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Morgan Stanley & Co. International PLC	Call	USD	123.71	2/03/14	76,000	$(1)
ConocoPhillips	Morgan Stanley & Co. International PLC	Call	USD	73.02	2/03/14	79,700	(1)
Kosmos Energy Ltd.	Bank of America N.A.	Call	USD	11.17	2/03/14	63,200	(58)
BG Group PLC	Goldman Sachs International	Call	GBP	12.48	2/04/14	200,000	(3)
Noble Energy, Inc.	Citibank N.A.	Call	USD	70.49	2/04/14	16,000	—
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/04/14	115,100	(134,105)
Caracal Energy, Inc.	Morgan Stanley & Co. International PLC	Call	GBP	4.48	2/05/14	128,000	(981)
Imperial Oil Ltd.	Goldman Sachs International	Call	CAD	47.86	2/07/14	77,000	(279)
Kosmos Energy Ltd.	Barclays Bank PLC	Call	USD	11.43	2/10/14	59,300	(687)
Schlumberger Ltd.	Deutsche Bank AG	Call	USD	87.43	2/10/14	69,700	(91,899)

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.70	2/11/14	116,500	$(2)
Caracal Energy, Inc.	Goldman Sachs International	Call	GBP	4.66	2/12/14	61,000	(131)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	40.04	2/13/14	154,000	(182,638)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.63	2/18/14	116,500	(2)
Devon Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	61.10	2/26/14	56,100	(52,297)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/26/14	115,100	(204,187)
Cairn Energy PLC	UBS AG	Call	GBP	2.75	2/27/14	116,500	(2)
Caracal Energy, Inc.	Goldman Sachs International	Call	GBP	4.48	2/27/14	60,000	(4,187)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	71.46	2/28/14	163,100	(58,161)
BP PLC - ADR	Citibank N.A.	Call	USD	49.27	3/03/14	168,900	(21,133)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.52	3/04/14	95,600	(37,613)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	71.78	3/04/14	64,400	(19,475)
Oil Search Ltd.	Goldman Sachs International	Call	AUD	8.25	3/05/14	388,400	(48,186)
BG Group PLC	UBS AG	Call	GBP	13.32	3/07/14	226,000	(62)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.78	3/07/14	116,500	(10)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	4.56	3/07/14	92,700	(5,059)
Halliburton Co.	Morgan Stanley & Co. International PLC	Call	USD	48.78	3/10/14	110,300	(173,742)
Noble Energy, Inc.	Citibank N.A.	Call	USD	66.92	3/11/14	71,500	(50,101)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	47.14	3/13/14	78,200	(43,572)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	99.49	3/14/14	188,100	(27,246)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.68	3/18/14	116,500	(93)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	4.56	3/18/14	92,700	(6,844)
TransCanada Corp.	Deutsche Bank AG	Call	CAD	48.28	3/25/14	95,000	(97,916)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	8.35	3/26/14	393,100	(48,904)
Statoil ASA	UBS AG	Call	NOK	156.05	3/26/14	311,000	(61,721)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.81	4/01/14	45,200	(16,860)
Total							$(1,388,158)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

JANUARY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$60,233,110	—	—	$60,233,110
Oil, Gas & Consumable Fuels	589,770,365	$84,632,328	—	674,402,693
Short-Term Securities	40,931,495	—	—	40,931,495
Total	$690,934,970	$84,632,328	—	$775,567,298

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,667	—	—	$1,667
Liabilities:
Equity contracts	(1,123,646)	$(1,432,920)	—	(2,556,566)
Foreign currency exchange contracts	(592)	—	—	(592)
Total	$(1,122,571)	$(1,432,920)	—	$(2,555,491)

[1]      Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are value at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,930	—	—	$6,930
Foreign currency at value	174,434	—	—	174,434
Total	$181,364	—	—	$181,364

There were no transfers between Levels during the period ended January 31, 2014.

4	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date : March 25, 2014